Convertible Debt - Related Party (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Coupon interest expense	$ 59,111	$ 3,100	$ 26,433	$ 667
Noncash Interest Expense
Amortization of debt discount	53,979	34,608	56,253	0
Amortization of transaction costs	2,973	0	2,283	0
Other interest expense			9,794
Interest expense	$ 116,063	$ 37,708	$ 94,763	$ 667